Financial Instruments - Derivatives Not Designated as Hedging Instruments Gain (Loss) (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative
Total	$ 1,235	$ (271)	$ (1,092)
Interest and finance costs, net
Derivative
Interest rate swaps	1,012	(1,054)	(5,352)
Bunker swaps	$ 223	$ 783	$ 4,260